Annual Total Returns[BarChart] - NVIT Wells Fargo Discovery Fund - Class I Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.23%)	14.90%	38.94%	4.04%	(0.18%)	6.47%	27.74%	(6.85%)	37.25%	60.90%